Impairment testing (Details) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 EUR (€) scenario	Dec. 31, 2022 EUR (€)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		€ 23.1
Reduced revenue percentage, DUKORAL	10.00%
DUKORAL®
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		€ 8.3
Impairment, number of sales scenarios | scenario	3
Discount rate applied to cash flow projections	9.00%	8.30%
Risk free rate	2.30%
Market risk premium	7.60%
Country risk premium	0.70%
Currency risk	0.10%
Leveraged beta	1.30
Increase in discount rates applied to cash flow projections	1.00%
Discount rates applied to cash flow projections if increased by 100 basis points	10.00%
Impairment loss if the discount rate increase by 1%	€ 4.2	€ 5.1
Impairment loss if revenue decrease by 10%	€ 7.9	4.0
DUKORAL® | Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		3.2
DUKORAL® | Leasehold improvements
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		2.5
DUKORAL® | Manufacturing equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		2.7
COVID VLA2001
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		14.8
COVID VLA2001 | Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		1.0
COVID VLA2001 | Leasehold improvements
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		1.9
COVID VLA2001 | Manufacturing equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		€ 11.9